Mar. 31, 2025 USD ($)

Fund Summary
Goal
The fund seeks as high a level of current income exempt from federal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 22 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Putnam Intermediate-Term Municipal Income Fund	Class A C000123522		Class C C000123524		Class R6 C000202823	Class Y C000123521
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
March 30, 2026
Annual Fund Operating Expenses - Putnam Intermediate-Term Municipal Income Fund		Class A C000123522	Class C C000123524	Class R6 C000202823	Class Y C000123521
Management Fees (as a percentage of Assets)		0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.70%	0.70%	0.62%	0.70%
Expenses (as a percentage of Assets)		1.37%	2.12%	1.04%	1.12%
Fee Waiver or Reimbursement	[1]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	0.57%	0.65%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through March 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Intermediate-Term Municipal Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A C000123522	488	772	1,077	1,941
Class C C000123524	268	619	1,096	2,223	168	619	1,096	2,223
Class R6 C000202823	58	284	528	1,228
Class Y C000123521	66	309	571	1,321

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 18%.

18.00%
Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). We normally maintain an average dollar-weighted maturity between three and ten years. The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

The accompanying bar chart and table provide some indication of the risks of investing in the fund.
www.franklintempleton.com
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2023
6.78%
Worst calendar quarter
Mar. 31, 2022
(5.10%)

Average annual total returns after sales charges
For periods ended 12/31/24
Average Annual Total Returns - Putnam Intermediate-Term Municipal Income Fund		1 Year	5 Years	10 Years
Class A C000123522		(2.90%)	0.38%	1.46%
Class A C000123522 | After Taxes on Distributions		(3.02%)	0.16%	1.29%
Class A C000123522 | After Taxes on Distributions and Sales		(0.79%)	0.63%	1.44%
Class C C000123524		(0.50%)	0.46%	1.26%
Class R6 C000202823	[1]	1.49%	1.52%	2.17%
Class Y C000123521		1.30%	1.44%	2.12%
Bloomberg Municipal Bond Index (no deduction for fees, expenses or taxes)		1.05%	0.99%	2.25%
Bloomberg 7-year Municipal Bond Index (no deduction for fees, expenses or taxes)		0.51%	0.92%	2.00%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary
Goal
The fund seeks as high a level of current income exempt from federal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 22 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds
$ 100,000
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Putnam Short-Term Municipal Income Fund	Class A C000123516		Class C C000123518		Class R6 C000202822	Class Y C000123520
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
March 31, 2026
Annual Fund Operating Expenses - Putnam Short-Term Municipal Income Fund		Class A C000123516	Class C C000123518	Class R6 C000202822	Class Y C000123520
Management Fees (as a percentage of Assets)		0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.20%	0.20%	0.17%	0.20%
Expenses (as a percentage of Assets)		0.72%	1.47%	0.44%	0.47%
Fee Waiver or Reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.61%	1.36%	0.33%	0.36%
[1]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through March 31, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Short-Term Municipal Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A C000123516	286	439	606	1,089
Class C C000123518	238	454	792	1,544	138	454	792	1,544
Class R6 C000202822	34	130	235	544
Class Y C000123520	37	140	252	581

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 38%.

38.00%
Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)) and that have short-term maturities (i.e., three years or less). The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

The accompanying bar chart and table provide some indication of the risks of investing in the fund.
www.franklintempleton.com
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those show
Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2023
2.81%
Worst calendar quarter
Mar. 31, 2022
(2.46%)

Average annual total returns after sales charges For periods ended 12/31/24
Average Annual Total Returns - Putnam Short-Term Municipal Income Fund		1 Year	5 Years	10 Years
Class A C000123516		0.54%	0.94%	1.04%
Class C C000123518		1.19%	0.65%	0.72%
Class R6 C000202822	[1]	3.24%	1.68%	1.55%
Class Y C000123520		3.11%	1.66%	1.53%
After Taxes on Distributions		0.46%	0.86%	1.00%
After Taxes on Distributions and Sales		1.50%	1.07%	1.09%
Bloomberg Municipal Bond Index (no deduction for fees, expenses or taxes)		1.05%	0.99%	2.25%
Bloomberg 3-year Municipal Bond Index (no deduction for fees, expen ses or taxes)		2.04%	1.07%	1.35%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency